UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ] ; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: AMI Asset Management Corporation
Address: 10866 Wilshire Blvd. Ste 770 Los Angeles, CA  90024
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this report on Behalf of Reporting Manager:

Name:Mattew Humiston
Title: COO
Phone: 310-446-2736

Signature,		Place,			and Date of Signing
Matthew Humiston	Los Angeles, CA		April 16, 2008

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 41 Data Records

Form 13F Information Table Value Total: $260,685


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is files, other than the manager filing this report.

NONE
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	FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                             Value   Shares/ Sh/  Put/  Invstmt Other
Name of Issuer                 Title of class  CUSIP      (x$1000)Prn Amt Prn     Call  Dscretn Managers   Sole    Shared  None
------------------------     ----------------- ------      -------------------    ----  ------- --------------------------------

3M COMPANY                        COM        88579y101         11781  148850SH            Sole              148850
ABAXIS INC COM                    COM        002567105          3621  156275SH            Sole              156275
AFLAC INC COM                     COM        001055102          5134   79050SH            Sole               79050
ALLERGAN INC                      COM        018490102         10258  181920SH            Sole              181920
APACHE CORP                       COM        037411105          2712   22450SH            Sole               22450
APPLE COMPUTER INC COM            COM        037833100          7302   50882SH            Sole               50882
AUTOMATIC DATA PROCESSING         COM        053015103          4428  104450SH            Sole              104450
BARD CR INC                       COM        067383109         11987  124350SH            Sole              124350
BECTON DICKINSON & CO             COM        075887109         11336  132050SH            Sole              132050
BROWN FORMAN CORP                 COM        115637209          6132   92600SH            Sole               92600
CALWEST BANCORP                   COM        13169q102           281   37507SH            Sole               37507
CEPHALON INC COM                  COM        156708109          7931  123150SH            Sole              123150
CHARLES SCHWAB INC                COM        808513105          7340  389800SH            Sole              389800
CHATTEM INC                       COM        162456107          3136   47275SH            Sole               47275
CHURCH & DWIGHT INC COM           COM        171340102         20718  381975SH            Sole              381975
CISCO SYS INC                     COM        17275R102          5417  224850SH            Sole              224850
CITY NATL CORP COM                COM        178566105          4297   86870SH            Sole               86870
DENTSPLY INTERNATIONAL INC        COM        249030107          2995   77600SH            Sole               77600
EBAY INC COM                      COM        278642103          2693   90255SH            Sole               90255
ECOLAB INC                        COM        278865100          5559  128000SH            Sole              128000
EXXON MOBIL CORP                  COM        30231G102           288    3400SH            Sole                3400
HAIN CELESTIAL GRP INC COM        COM        405217100          9104  308600SH            Sole              308600
HEALTHCARE SVCS GP INC COM        COM        421906108          4843  234663SH            Sole              234663
HEINZ H J CO COM                  COM        423074103         10688  227550SH            Sole              227550
IDEXX LABS                        COM        45168d104          3640   73900SH            Sole               73900
INTERNATIONAL GAME TEC COM        COM        459902102          4819  119850SH            Sole              119850
JOHNSON & JOHNSON                 COM        46612J101           214    3300SH            Sole                3300
LOGITECH INTL S A SPONSORED AD    COM        541419107          4051  159225SH            Sole              159225
PEPSICO INC                       COM        713448108         16243  224975SH            Sole              224975
PHILIP MORRIS INTERNATIONAL IN    COM        718172109           230    4550SH            Sole                4550
PROCTER & GAMBLE CO               COM        742718109         10841  154710SH            Sole              154710
QUALCOMM INC COM                  COM        747525103          7459  181915SH            Sole              181915
SAVE THE WORLD AIR INC            COM        805147105            20   25000SH            Sole               25000
SCHERING PLOUGH CORP COM          COM        806605101          4735  328600SH            Sole              328600
SOUTHERN CO COM                   COM        842587107          3338   93750SH            Sole               93750
STARBUCKS CORP                    COM        855244109          7437  424959SH            Sole              424959
TEVA PHARMACEUTICAL INDS          COM        881624209         15931  344905SH            Sole              344905
UNITED PARCEL SERVICE CL B        COM        911312106          6265   85800SH            Sole               85800
WM WRIGLEY JR CO                  COM        982526105          6589  104850SH            Sole              104850
WMS INDS INC COM                  COM        929297109          6873  191062SH            Sole              191062
XCEL ENERGY                       COM        98389B100          2018  101150SH            Sole              101150